Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Entity Central Index Key	0000063090
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000002023 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class A
Trading Symbol	MIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class A shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 23.19%, at net asset value. This compares with a return of 34.49% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 38.04%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the industrial sector benefited relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the information technology, consumer discretionary, and consumer staples sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	23.19%	13.80%	13.55%
A with initial sales charge (5.75%)	16.11%	12.46%	12.88%
Comparative Benchmark(s)
Russell 3000® Index +∆	34.49%	15.23%	12.89%
Russell 1000® Growth Index +∆	38.04%	19.46%	16.55%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 13,092,967,988
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 41,469,609	[1]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	13,092,967,988	Total Management Fee ($)#:	41,469,609
Total Number of Holdings:	56	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	37.0%
Financials	14.9%
Health Care	12.3%
Industrials	8.6%
Consumer Discretionary	7.7%
Communication Services	7.6%
Consumer Staples	6.4%
Real Estate	1.9%
Utilities	1.3%
Materials	1.3%
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%

C000002029 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class B
Trading Symbol	MIGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$161	1.45%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class B shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 22.25%, at net asset value. This compares with a return of 34.49% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 38.04%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the industrial sector benefited relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the information technology, consumer discretionary, and consumer staples sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	22.25%	12.94%	12.70%
B with CDSC (declining over six years from 4% to 0%)×	18.25%	12.70%	12.70%
Comparative Benchmark(s)
Russell 3000® Index +∆	34.49%	15.23%	12.89%
Russell 1000® Growth Index +∆	38.04%	19.46%	16.55%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 13,092,967,988
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 41,469,609	[2]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	13,092,967,988	Total Management Fee ($)#:	41,469,609
Total Number of Holdings:	56	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	37.0%
Financials	14.9%
Health Care	12.3%
Industrials	8.6%
Consumer Discretionary	7.7%
Communication Services	7.6%
Consumer Staples	6.4%
Real Estate	1.9%
Utilities	1.3%
Materials	1.3%
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%

C000002030 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class C
Trading Symbol	MIGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$161	1.45%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class C shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 22.25%, at net asset value. This compares with a return of 34.49% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 38.04%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the industrial sector benefited relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the information technology, consumer discretionary, and consumer staples sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	22.25%	12.95%	12.69%
C with CDSC (1% for 12 months)×	21.25%	12.95%	12.69%
Comparative Benchmark(s)
Russell 3000® Index +∆	34.49%	15.23%	12.89%
Russell 1000® Growth Index +∆	38.04%	19.46%	16.55%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 13,092,967,988
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 41,469,609	[3]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	13,092,967,988	Total Management Fee ($)#:	41,469,609
Total Number of Holdings:	56	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	37.0%
Financials	14.9%
Health Care	12.3%
Industrials	8.6%
Consumer Discretionary	7.7%
Communication Services	7.6%
Consumer Staples	6.4%
Real Estate	1.9%
Utilities	1.3%
Materials	1.3%
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%

C000002031 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class I
Trading Symbol	MGTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$51	0.46%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class I shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 23.49%, at net asset value. This compares with a return of 34.49% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 38.04%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the industrial sector benefited relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the information technology, consumer discretionary, and consumer staples sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	23.49%	14.08%	13.82%
Comparative Benchmark(s)
Russell 3000® Index +∆	34.49%	15.23%	12.89%
Russell 1000® Growth Index +∆	38.04%	19.46%	16.55%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 13,092,967,988
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 41,469,609	[4]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	13,092,967,988	Total Management Fee ($)#:	41,469,609
Total Number of Holdings:	56	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	37.0%
Financials	14.9%
Health Care	12.3%
Industrials	8.6%
Consumer Discretionary	7.7%
Communication Services	7.6%
Consumer Staples	6.4%
Real Estate	1.9%
Utilities	1.3%
Materials	1.3%
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%

C000002034 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R1
Trading Symbol	MIGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$161	1.45%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R1 shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 22.27%, at net asset value. This compares with a return of 34.49% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 38.04%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the industrial sector benefited relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the information technology, consumer discretionary, and consumer staples sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	22.27%	12.95%	12.69%
Comparative Benchmark(s)
Russell 3000® Index +∆	34.49%	15.23%	12.89%
Russell 1000® Growth Index +∆	38.04%	19.46%	16.55%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 13,092,967,988
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 41,469,609	[5]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	13,092,967,988	Total Management Fee ($)#:	41,469,609
Total Number of Holdings:	56	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	37.0%
Financials	14.9%
Health Care	12.3%
Industrials	8.6%
Consumer Discretionary	7.7%
Communication Services	7.6%
Consumer Staples	6.4%
Real Estate	1.9%
Utilities	1.3%
Materials	1.3%
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%

C000002036 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R2
Trading Symbol	MIRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R2 shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 22.87%, at net asset value. This compares with a return of 34.49% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 38.04%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the industrial sector benefited relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the information technology, consumer discretionary, and consumer staples sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	22.87%	13.51%	13.25%
Comparative Benchmark(s)
Russell 3000® Index +∆	34.49%	15.23%	12.89%
Russell 1000® Growth Index +∆	38.04%	19.46%	16.55%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 13,092,967,988
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 41,469,609	[6]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	13,092,967,988	Total Management Fee ($)#:	41,469,609
Total Number of Holdings:	56	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	37.0%
Financials	14.9%
Health Care	12.3%
Industrials	8.6%
Consumer Discretionary	7.7%
Communication Services	7.6%
Consumer Staples	6.4%
Real Estate	1.9%
Utilities	1.3%
Materials	1.3%
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%

C000002024 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R3
Trading Symbol	MIGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R3 shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 23.19%, at net asset value. This compares with a return of 34.49% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 38.04%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the industrial sector benefited relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the information technology, consumer discretionary, and consumer staples sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	23.19%	13.80%	13.54%
Comparative Benchmark(s)
Russell 3000® Index +∆	34.49%	15.23%	12.89%
Russell 1000® Growth Index +∆	38.04%	19.46%	16.55%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 13,092,967,988
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 41,469,609	[7]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	13,092,967,988	Total Management Fee ($)#:	41,469,609
Total Number of Holdings:	56	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	37.0%
Financials	14.9%
Health Care	12.3%
Industrials	8.6%
Consumer Discretionary	7.7%
Communication Services	7.6%
Consumer Staples	6.4%
Real Estate	1.9%
Utilities	1.3%
Materials	1.3%
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%

C000002025 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R4
Trading Symbol	MIGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R4 shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 23.48%, at net asset value. This compares with a return of 34.49% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 38.04%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the industrial sector benefited relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the information technology, consumer discretionary, and consumer staples sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	23.48%	14.08%	13.82%
Comparative Benchmark(s)
Russell 3000® Index +∆	34.49%	15.23%	12.89%
Russell 1000® Growth Index +∆	38.04%	19.46%	16.55%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 13,092,967,988
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 41,469,609	[8]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	13,092,967,988	Total Management Fee ($)#:	41,469,609
Total Number of Holdings:	56	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	37.0%
Financials	14.9%
Health Care	12.3%
Industrials	8.6%
Consumer Discretionary	7.7%
Communication Services	7.6%
Consumer Staples	6.4%
Real Estate	1.9%
Utilities	1.3%
Materials	1.3%
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%

C000112291 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R6
Trading Symbol	MIGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R6 shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 23.61%, at net asset value. This compares with a return of 34.49% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 38.04%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the industrial sector benefited relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the information technology, consumer discretionary, and consumer staples sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	23.61%	14.19%	13.93%
Comparative Benchmark(s)
Russell 3000® Index +∆	34.49%	15.23%	12.89%
Russell 1000® Growth Index +∆	38.04%	19.46%	16.55%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 13,092,967,988
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 41,469,609	[9]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	13,092,967,988	Total Management Fee ($)#:	41,469,609
Total Number of Holdings:	56	Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	37.0%
Financials	14.9%
Health Care	12.3%
Industrials	8.6%
Consumer Discretionary	7.7%
Communication Services	7.6%
Consumer Staples	6.4%
Real Estate	1.9%
Utilities	1.3%
Materials	1.3%
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	12.3%
Apple, Inc.	5.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., "A"	4.3%
Visa, Inc., "A"	4.2%
Accenture PLC, "A"	3.6%
Aon PLC	2.6%
Church & Dwight Co., Inc.	2.5%
Salesforce, Inc.	2.3%
Agilent Technologies, Inc.	2.2%

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.